SIGNIFICANT ACCOUNTING POLICIES - 10Q (2) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated other comprehensive income (loss)	$ (1,540)	$ (2,624)	$ (2,064)
Amounts attributable to noncontrolling interest	(12)	(46)	(27)
Amounts attributable to Ultrapetrol (Bahamas) Limited	(1,528)	(2,578)	(2,037)
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Unrealized Net Losses on Interest Rate Collar [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated other comprehensive income (loss)	(1,482)	(1,958)
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Unrealized Net Losses on Interest Rate Swap [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated other comprehensive income (loss)	(190)	(803)
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Unrealized Net Gains on EURO Hedge [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated other comprehensive income (loss)	$ 132	$ 137